Segmented information (Narrative) (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of operating segments [line items]
Right-of-assets	$ 230,124	$ 361,036
Property, plant and equipment	311,712	417,296
United States [Member]
Disclosure of operating segments [line items]
Right-of-assets	49,563	79,867	$ 0
Inventory	153,087	78,039	0
Property, plant and equipment	$ 76,222	$ 71,906	$ 70,557